ACQUISITIONS (Details 2) - USD ($) $ in Thousands		12 Months Ended
	Nov. 05, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
iKang Changchun
Acquisitions
Percentage of equity interest acquired	100.00%
Cash consideration	$ 915
Acquisition-related costs	0
Net tangible assets:
Current assets	5
Non-current assets	307
Total	312
Goodwill	427
Deferred tax liability	(58)
Total	603
Total consideration	915
Net revenue		996	593	$ 25
Net loss		$ 384	$ 832	$ 301
iKang Changchun | Customer relationship
Net tangible assets:
Intangible assets acquired	$ 165
Estimated useful lives	6 years 1 month 6 days
iKang Changchun | Favorable lease contract
Net tangible assets:
Intangible assets acquired	$ 21
Estimated useful lives	5 years 1 month 6 days
iKang Changchun | Operating license
Net tangible assets:
Intangible assets acquired	$ 48
Estimated useful lives	2 years 6 months